Message From The Chairman
-------------------------------------------------------------------------------

Fellow Shareholders:
The High Yield Market

Investor sentiment in 1999 was influenced by several negative factors, including a hangover from the late summer 1998 meltdown, rising interest rates, higher default rates, Y2K anxiety, and skepticism over historically high equity valuations.

The Asian crisis and the default by Russia in 1998 drove bond investors to flee to quality as U.S. treasuries posted returns exceeding both corporate and high yield securities. While the Federal Reserve Board (the Fed) lowered interest rates in 1998, this policy was reversed in 1999 as continued domestic inflationary concerns and stability overseas allowed the Fed to raise rates three times beginning in June to contain economic expansion and avoid inflation. The plight of the high yield market closely followed the sentiments of our U.S. economy.

Although the high yield market struggled through its second consecutive year of sub-coupon returns (the first time that this has occurred in a non-recessionary period), as interest rate concerns continue to loom over the market, default rates have increased, and new issuance has subsided, several fundamental changes seem poised to create upward momentum for the high yield investor in 2000. Investors should not lose sight of the opportunities that the high yield market has to offer due to positive event risk dynamics, subsiding Y2K-related concerns, larger capital allocations to this asset class, and strong operating momentum expected in both the high yield and equity markets. In our opinion, the U.S. economic growth should slow (remaining, however, still robust at 2.5-3.0%) tempered by an increase in activity in nearly all corners of the globe.

We believe the aggregate impact of all these opportunities leads to the expectation for a total return in the high yield market of between 8% and 12% for the year. Such performance should be in line with other asset classes such as stocks, and outperform other fixed income classes.

Summit High Yield Fund Performance/1/

The Summit High Yield Fund produced a total return for the six- and 12-month periods ended November 30, 1999 of -2.27% and -1.55% (Class A Shares without sales charge)+ versus a total return of -1.09% and 0.81% for the Salomon Brothers High Yield Market Index/2/. Additionally, for calendar year 1999, the Summit High Yield Fund outperformed the Salomon Brothers High Yield Market Index, producing a total return of 2.61% (Class A Shares without sales charge)+ versus 1.73% for the Salomon Brothers' index.

--------
+ For the Summit High Yield Fund Class A Shares with the maximum sales charge of 4.50%, the total return for the six- month period ended November 30, 1999 would have been -6.63%. See the table on page 3 for additional performance information.
/1/ Although the Fund's yield and total return may be higher from time to time than that of fixed income funds that purchase higher-rated securities, the potentially higher yield and total return is a function of the greater risk that the Fund's share price will decline as described in the prospectus.
/2/ The Summit High Yield Fund's performance is measured against the Salomon
    High Yield Market Index, a broad-based index of the high-yield bond market. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Summit High Yield Fund reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

-------------------------------------------------------------------------------

Emerging Fixed Income Markets

What a year! Emerging market fixed income investors used 1999 to consolidate recovery from a string of 1998 external disasters--Asia, Russia, Brazil--and finished the year as the best performing fixed income class with annualized returns in excess of 20%.

The major issues that confronted the emerging markets in 1999 were Ecuador's default, questions about the International Monetary Fund's evolving role and three U.S. interest rate hikes raised questions about sovereign creditworthiness.

A supportive global economic outlook, a recovery in commodity prices, reduced international investor leverage, and the resolution of Y2K issues support the thesis that it is very likely that the emerging market fixed income class will outperform other asset classes in 2000.

Summit Emerging Markets Bond Fund Performance/3/

The Summit Emerging Markets Bond Fund underperformed its benchmark index for the six- month period ended November 30, 1999, but outperformed the J.P. Morgan Emerging Market Bond Index+/4/ (the EMBI+) in the twelve months ended November 30, 1999. For the recent six-month period, the Fund produced a total return of 7.71% (Class A Shares without sales charge)++ versus a total return of 12.91% for the EMBI+. In the twelve months ended November 30, 1999, the Fund produced a total return of 16.93% (Class A Shares without sales charge)++ slightly higher than the EMBI+ total return of 16.52%. Additionally, throughout the twelve months ended December 31, 1999, the Fund total return was 22.81% (Class A Shares without sales change)++, while the EMBI+ total return was 25.97%.

Thank you for the trust and confidence you have placed in our portfolio management team. We strive to provide superior performance to our shareholders.

Sincerely,
/s/ Steven R. Sutermeister
Steven R. Sutermeister
Chairman

--------
++ For the Summit Emerging Markets Bond Fund Class A Shares with the maximum sales charge of 4.50%, the total return for the six-month period ended November 30, 1999 would have been 2.90%. See the table on page 3 for additional performance information.
/3/ International investing involves increased risk and volatility. Investing in emerging markets securities involves unique risks such as currency risks, political, social and economic risks, credit risks and liquidity risk, as described in the prospectus.
/4/ The Summit Emerging Markets Bond Fund is measured against the EMBI+, an index which tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local markets. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Summit Emerging Markets Bond Fund reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate so that an investor's shares when redeemed may be worth more or less than the original cost.

During the period, investment advisory and administration fees were voluntarily reduced, resulting in a higher total return than would have occurred if full fees had been charged.

The Summit High Yield Fund and Summit Emerging Markets Bond Fund are distributed by BISYS Fund Services. This report is authorized for distribution only when preceded or accompanied by a prospectus. Read it carefully before investing.

-------------------------------------------------------------------
                      Summit High Yield Fund
                         Average Annual Total Returns
-------------------------------------------------------------------

                                          Since
                                        Inception
  Period Ended 11/30/99   1 Year 5 Year (6/27/94)
-------------------------------------------------
  A Shares w/out load     -1.55% 10.14%   9.36%
-------------------------------------------------
  A Shares w/load*        -5.94%  9.12%   8.43%
-------------------------------------------------
  Period Ended 12/31/99
-------------------------------------------------
  A Shares w/out load      2.61% 10.65%   9.71%
-------------------------------------------------
  A Shares w/load*        -1.99%  9.65%   8.80%
-------------------------------------------------

*Reflects the maximum sales charge of 4.50%.

-------------------------------------------------------------------
                 Summit Emerging Markets Bond Fund
                         Average Annual Total Returns
-------------------------------------------------------------------

                                   Since
                                 Inception
  Period Ended 11/30/99   1 Year (12/31/97)
-------------------------------------------
  A Shares w/out load     16.93%   -3.42%
-------------------------------------------
  A Shares w/load*        11.65%   -5.71%
-------------------------------------------
  Period Ended 12/31/99
-------------------------------------------
  A Shares w/out load     22.81%   -2.43%
-------------------------------------------
  A Shares w/load*        17.34%   -4.64%
-------------------------------------------

*Reflects the maximum sales charge of 4.50%.



Past performance is no guarantee of future results. Investment return and net asset value will fluctuate so that an investor's shares when redeemed may be worth more or less than the original cost.

                               Table of Contents

                           Message From the Chairman
                                     Page 1

                      Statements of Assets and Liabilities
                                     Page 5

                            Statements of Operations
                                     Page 6

                      Statements of Changes in Net Assets
                                     Page 7

                       Schedules of Portfolio Investments
                                     Page 8

                         Notes to Financial Statements
                                    Page 13

                              Financial Highlights
                                    Page 19

SUMMIT INVESTMENT TRUST

                      Statements of Assets and Liabilities
                               November 30, 1999
                                  (Unaudited)

                                                  High Yield   Emerging Markets
                                                     Fund         Bond Fund
                                                  -----------  ----------------
                     ASSETS:
Investments, at value (cost $43,852,973 and
$27,526,733, respectively)....................... $37,318,948    $22,757,109
Interest receivable..............................   1,076,242        719,879
                                                  -----------    -----------
  Total Assets...................................  38,395,190     23,476,988
                                                  -----------    -----------
                  LIABILITIES:
Payable for capital shares redeemed..............       7,724             --
Accrued expenses and other payables:
 Investment advisory fees........................      13,520         17,110
 Administration fees.............................       1,410            862
 12b-1 fees (A Shares)...........................       6,924          5,016
 12b-1 fees (B Shares)...........................         443             --
 Shareholder service fees........................         472             --
 Other...........................................      91,264          5,286
                                                  -----------    -----------
  Total Liabilities..............................     121,757         28,274
                                                  -----------    -----------
                   NET ASSETS:
Capital..........................................  51,398,928     29,838,431
Undistributed net investment income..............      53,413        (34,425)
Accumulated undistributed net realized losses
 from investments and foreign currency
 transactions....................................  (6,644,883)    (1,585,668)
Net unrealized depreciation on investments and
 assets and liabilities denominated in foreign
 currencies......................................  (6,534,025)    (4,769,624)
                                                  -----------    -----------
  Net Assets..................................... $38,273,433    $23,448,714
                                                  ===========    ===========
Net Assets:
 A Shares........................................ $37,914,925    $23,447,280
 B Shares........................................     358,508          1,434
Outstanding units of beneficial interest
(shares):
 A Shares........................................   4,642,357      3,151,922
 B Shares........................................      43,974            193
Net Asset Value:
 A Shares redemption price per share............. $      8.17    $      7.44
                                                  ===========    ===========
 Maximum sales charge............................        4.50%          4.50%
                                                  ===========    ===========
 Maximum offering price (100%/100%--maximum sales
  charge) of net asset value per share (adjusted
  to the nearest cent)........................... $      8.55    $      7.79
                                                  ===========    ===========
 B Shares offering price per share (a)........... $      8.15    $      7.43
                                                  ===========    ===========

--------
(a) Redemption price for B Shares varies based on length of time shares are held.

                       See notes to financial statements.

SUMMIT INVESTMENT TRUST

                            Statements of Operations
                   For the Six Months Ended November 30, 1999
                                  (Unaudited)

                                                                Emerging Markets
                                                High Yield Fund    Bond Fund
                                                --------------- ----------------
INVESTMENT INCOME:
Interest income...............................    $ 2,463,927      $1,344,030
Dividend income...............................         12,753           3,893
                                                  -----------      ----------
  Total Income................................      2,476,680       1,347,923
                                                  -----------      ----------
EXPENSES:
Investment advisory fees......................         81,988          84,902
Administration fees...........................         43,113          22,641
12b-1 fees (A Shares).........................         49,157          28,299
12b-1 fees (B Shares).........................          1,342               4
Shareholder service fees (B Shares)...........            460               2
Audit fees....................................          7,468           3,871
Custodian fees................................         15,734           1,913
Accounting fees...............................         19,621          27,474
Legal fees....................................         44,677          16,324
Transfer agent fees...........................         39,883          21,486
Trustees' fees................................         10,859           4,660
Miscellaneous expenses........................         52,927          20,770
                                                  -----------      ----------
  Total expenses before voluntary reductions..        367,229         232,346
  Expenses voluntarily reduced................        (16,924)         (5,660)
                                                  -----------      ----------
  Net Expenses................................        350,305         226,686
                                                  -----------      ----------
Net Investment Income.........................      2,126,375       1,121,237
                                                  -----------      ----------
REALIZED/UNREALIZED GAINS (LOSSES) ON
INVESTMENTS:
Net realized losses on investments and foreign
currency transactions.........................     (2,541,480)       (472,334)
Net change in unrealized depreciation on
investments and assets and liabilities
denominated in foreign currencies.............       (747,817)      1,039,567
                                                  -----------      ----------
Net realized/unrealized gains (losses) on
investments...................................     (3,289,297)        567,233
                                                  -----------      ----------
Change in net assets resulting from
operations....................................    $(1,162,922)     $1,688,470
                                                  ===========      ==========

                       See notes to financial statements.

SUMMIT INVESTMENT TRUST

                      Statements of Changes in Net Assets
                                  (Unaudited)

                                High Yield Fund               Emerging Markets Bond Fund
                         ------------------------------     ------------------------------
                              For the        For the             For the        For the
                         Six Months Ended   Year Ended      Six Months Ended  Period Ended
                         November 30, 1999 May 31, 1999     November 30, 1999 May 31, 1999
                         ----------------- ------------     ----------------- ------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income..    $ 2,126,375    $ 5,418,356         $ 1,121,237    $ 2,795,743
 Net realized gains
  (losses) on investment
  and foreign currency
  transactions..........     (2,541,480)    (3,965,380)           (472,334)    (1,113,310)
 Net change in
  unrealized
  depreciation on
  investments and assets
  and liabilities
  denominated in foreign
  currencies............       (747,817)    (6,212,023)          1,039,567     (5,487,784)
                            -----------    -----------         -----------    -----------
 Change in net assets
  resulting from
  operations............     (1,162,922)    (4,759,047)          1,688,470     (3,805,351)
                            -----------    -----------         -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income
  A Shares..............     (2,118,449)    (5,502,063)         (1,181,964)    (2,805,873)
  B Shares..............        (17,044)        (9,484)(a)             (66)          (110)(a)
  Institutional Shares..             --             --                  --             --
                            -----------    -----------         -----------    -----------
                             (2,135,493)    (5,511,547)         (1,182,030)    (2,805,983)
                            -----------    -----------         -----------    -----------
 Net realized gains
  A Shares..............             --     (1,598,270)                 --       (113,762)
  B Shares..............             --           (873)                 --             (7)
                            -----------    -----------         -----------    -----------
                                     --     (1,599,143)                 --       (113,769)
                            -----------    -----------         -----------    -----------
Change in net assets
 from shareholder
 distributions..........     (2,135,493)    (7,110,690)         (1,182,030)    (2,919,752)
                            -----------    -----------         -----------    -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
 issued.................        757,683     29,367,573             848,098        864,623
 Dividends reinvested...      1,437,752      6,754,211             740,987      2,917,885
 Cost of shares
 redeemed...............     (8,321,468)   (32,197,576)           (885,060)      (698,624)
                            -----------    -----------         -----------    -----------
Change in net assets
 from capital
 transactions...........     (6,126,033)     3,924,208             704,025      3,083,884
                            -----------    -----------         -----------    -----------
Change in net assets....     (9,424,448)    (7,945,529)          1,210,465     (3,641,219)
NET ASSETS:
 Beginning of period....     47,697,881     55,643,410          22,238,249     25,879,468
                            -----------    -----------         -----------    -----------
 End of period..........    $38,273,433    $47,697,881         $23,448,714    $22,238,249
                            ===========    ===========         ===========    ===========

--------
(a)  Period from commencement of operations (October 8, 1998).

                       See notes to financial statements.

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                       Schedule of Portfolio Investments
                               November 30, 1999
                                  (Unaudited)

 Shares or
 Principal                          Security                           Market
   Amount                         Description                           Value
 ---------- -------------------------------------------------------  -----------
 Corporate Bonds (94.0%):
 Communications (42.7%):
 Data/Internet (4.0%):
 $  500,000 Covad Communications Group Inc., 12.50%, 2/15/09.......  $   517,500
    500,000 Psinet Inc., 11.00%, 8/1/09............................      512,500
    500,000 Teligent, Inc., 11.50%, 12/1/07........................      482,500
                                                                     -----------
                                                                       1,512,500
                                                                     -----------
 Domestic--Retail Telecom (7.4%):
  2,125,000 Focal Communications Corp., 0.00%, 2/15/08 (b).........    1,296,250
  1,000,000 ITC Deltacom, Inc., 9.75%, 11/15/08....................    1,000,000
    500,000 Pac-West Telecom Inc, 13.50%, 2/1/09...................      517,500
                                                                     -----------
                                                                       2,813,750
                                                                     -----------
 Domestic--Wholesale Telecom (1.9%):
    650,000 Qwest Communications International, 10.88%, 4/1/07.....      726,375
                                                                     -----------
 Equipment Providers (2.3%):
  1,500,000 SBA Communications Corp., 0.00%, 3/1/08 (c)............      885,000
                                                                     -----------
 International--Retail Telecom (8.6%):
  1,000,000 ESAT Telecom Group plc, Senior Notes, 11.88%, 12/1/08..    1,075,000
  1,000,000 Metronet Communications Corp., 12.00%, 8/15/07.........    1,165,000
  1,000,000 Versatel Telecom, 13.25%, 5/15/08......................    1,052,500
                                                                     -----------
                                                                       3,292,500
                                                                     -----------
 International--Wholesale Telecom (11.0%):
  1,000,000 Esprit Telecom Group plc, 11.50%, 12/15/07.............    1,015,000
  2,000,000 Facilicom International, Inc., 10.50%, 1/15/08.........    1,780,000
    500,000 Level 3 Communications, Inc., 9.13%, 5/1/08............      472,500
  1,000,000 Viatel, Inc., 11.25%, 4/15/08..........................      990,000
                                                                     -----------
                                                                       4,257,500
                                                                     -----------

 Shares or
 Principal                          Security                           Market
   Amount                         Description                           Value
 ---------- -------------------------------------------------------  -----------
 Corporate Bonds, continued:
 Paging/Telegraph (4.4%):
 $2,500,000 Arch Communications Group, 6.75%, 12/1/03..............  $ 1,400,000
  1,000,000 Paging Network Do Brazil SA, 13.50%, 6/6/05............      280,000
                                                                     -----------
                                                                       1,680,000
                                                                     -----------
 Pay Phone Operators (3.1%):
  1,500,000 Phonetel Technologies, Inc., 12.00%, 12/15/06..........      255,000
  1,000,000 Talton Holdings, Inc., 11.00%,
             6/30/07...............................................      942,500
                                                                     -----------
                                                                       1,197,500
                                                                     -----------
                                                                      16,365,125
                                                                     -----------
 Energy/Mining (2.2%):
 Distribution (1.8%):
  1,000,000 Empire Gas Corp., 7.00%,
             7/15/04 (d)...........................................      680,000
                                                                     -----------
 Services (0.4%):
  1,500,000 Eagle Geophysica, Inc., 10.75%, 7/15/08................      150,000
                                                                     -----------
                                                                         830,000
                                                                     -----------
 Financial (2.6%):
 Banking/Insurance (2.6%):
  1,000,000 AmeriCredit Corp., 9.88%, 4/15/06*.....................    1,010,000
                                                                     -----------
 Manufacturing/Consumer Goods (10.1%):
 Consumer Products (2.5%):
  1,000,000 Werner Holdings Co., Inc., 10.00%, 11/15/07............      955,000
                                                                     -----------
 Electric/HVAC (2.7%):
  1,000,000 International Wire Group, 11.75%, 6/1/05...............    1,028,750
                                                                     -----------
 Professional & Commercial Equipment (2.0%):
  1,000,000 Anchor Lamina, Inc., 9.88%, 2/1/08.....................      770,000
                                                                     -----------
 Textile/Apparel (2.9%):
  1,500,000 Anvil Knitwear, 10.88%, 3/15/07........................    1,095,000
                                                                     -----------
                                                                       3,848,750
                                                                     -----------

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                  Schedule of Portfolio Investments, Continued
                               November 30, 1999
                                  (Unaudited)

 Shares or
 Principal                          Security                           Market
   Amount                         Description                           Value
 ---------- -------------------------------------------------------  -----------
 Corporate Bonds, continued:
 Manufacturing/Trade (14.5%):
 Metals (2.6%):
 $1,000,000 Kaiser Aluminum & Chemicals, 12.75%, 2/1/03............  $   990,000
                                                                     -----------
 Miscellaneous (8.8%):
  1,500,000 Derby Cycle Corp., 10.00%, 5/15/08.....................      851,250
    500,000 IMO Industries, Inc., 11.75%, 5/1/06...................      500,000
  1,000,000 International Knife & Saw Corp., 11.38%, 11/15/06......      770,000
    500,000 Knowles Electronics Inc., 13.125%, 10/15/09............      485,000
  1,000,000 Numatics, Inc., 9.63%, 4/1/08..........................      770,000
                                                                     -----------
                                                                       3,376,250
                                                                     -----------
 Paper & Pulp (3.1%):
  1,000,000 Indah Kiat Fin Mauritius, 10.00%, 7/1/07...............      705,000
    500,000 Repap New Brunswick, 10.63%, 4/15/05...................      467,500
                                                                     -----------
                                                                       1,172,500
                                                                     -----------
                                                                       5,538,750
                                                                     -----------
 Media (6.5%):
 Outdoor Advertising (2.6%):
  1,000,000 Tri-State Outdoor Media, 11.00%, 5/15/08...............      985,000
                                                                     -----------
 Radio Broadcasting (3.9%):
    500,000 Avalon Cable Mi, 9.375%, 12/1/08.......................      500,000
  1,000,000 Spanish Broadcasting Systems, 9.625%, 11/1/09..........    1,001,250
                                                                     -----------
                                                                       1,501,250
                                                                     -----------
                                                                       2,486,250
                                                                     -----------

 Shares or
 Principal                          Security                           Market
   Amount                         Description                           Value
 ---------- -------------------------------------------------------  -----------
 Corporate Bonds, continued:
 Miscellaneous Services (12.5%):
 Healthcare (2.4%):
 $1,000,000 Insight Health Services Corp., 9.63%, 6/15/08..........  $   935,000
                                                                     -----------
 Hotel/Gaming (7.7%):
    500,000 Casino Magic--Louisiana, Inc., 13.00%, 8/15/03.........      550,000
  1,000,000 Hollywood Casino Corp, Senior Secured Notes, 11.25%,
             5/1/07................................................    1,030,000
  1,000,000 Vail Resorts Inc, Senior Sub. Notes, 8.75%, 5/15/09*...      935,000
    500,000 Venetian Casino/Lv Sands, 12.25%, 11/15/04, Issued At
             85....................................................      417,500
                                                                     -----------
                                                                       2,932,500
                                                                     -----------
 Other (2.4%):
  1,000,000 Affinity Group Holdings, Inc., 11.00%, 4/1/07..........      920,000
                                                                     -----------
                                                                       4,787,500
                                                                     -----------
 Pharmaceuticals (2.6%):
  1,000,000 Express Scripts, 9.625%, 6/15/09.......................    1,005,000
                                                                     -----------
 Transportation (0.3%):
 Trucking/Warehousing (0.3%):
    500,000 Trism, Inc., 10.75%, 12/15/00..........................      105,000
                                                                     -----------
  Total Corporate Bonds.............................................  35,976,375
                                                                     -----------
 Common Stocks (0.9%):
 Communications (0.9%):
 International--Wholesale Telecom (0.9%):
      8,083 Viatel Inc.............................................      339,486
                                                                     -----------
 Paging/Telegraph (0.0%):
      1,000 Paging Do Brazil Holding Co. LLC, Class B..............           --
                                                                     -----------
  Total Common Stocks...............................................     339,486
                                                                     -----------

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                 Schedule of Portfolio Investments, Continued
                               November 30, 1999
                                  (Unaudited)

 Shares or
 Principal                         Security                            Market
  Amount                          Description                           Value
 --------- --------------------------------------------------------  -----------
 Warrants (0.0%):
 Manufacturing/Consumer Goods (0.0%):
 Consumer Products (0.0%):
   2,000   Renaissance Cosmetics, Inc., Warrants, expire 8/15/01...  $         2
                                                                     -----------
 Media (0.0%):
     200   American Telecasting, Inc., Warrants, expire 8/10/00....           --
                                                                     -----------
  Total Warrants....................................................           2
                                                                     -----------

 Shares or
 Principal                         Security                            Market
  Amount                          Description                           Value
 --------- --------------------------------------------------------  -----------
 Investment Companies (2.6%):
 1,003,085 Fifth Third Commercial Paper Fund.......................  $ 1,003,085
                                                                     -----------
  Total Investment Companies........................................   1,003,085
                                                                     -----------
  Total Investments
   (Cost $43,852,973)(a)--97.5%.....................................  37,318,948
                                                                     -----------
  Other assets in excess of liabilities--2.5%.......................     945,485
                                                                     -----------
  Total Net Assets--100.0%.......................................... $38,273,433
                                                                     ===========

--------
Percentages indicated are based on net assets of $38,273,433.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $112,500. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

    Unrealized appreciation......... $   669,920
    Unrealized depreciation.........  (7,203,945)
                                     -----------
    Net unrealized depreciation..... $(6,534,025)
                                     ===========

(b)Interest rate increases to 12.13% on February 15, 2003.

(c)Interest rate increases to 12.00% on March 1, 2003.

(d)Interest rate increases to 12.88% on July 15, 2004.

 * Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1999, the market value of Rule 144A securities amounted to $1,945,000 or 5% of net assets.


                      See notes to financial statements.

SUMMIT INVESTMENT TRUST
SUMMIT EMERGING MARKETS BOND FUND

                       Schedule of Portfolio Investments
                               November 30, 1999
                                  (Unaudited)

 Shares or
 Principal                         Security                           Market
   Amount                        Description                           Value
 ---------- -----------------------------------------------------   -----------

 Corporate Bonds (95.1%):
 Asia (13.2%):
 Indonesia (8.9%):
 $1,000,000 APP International Finance, 11.75%, 10/1/05...........   $   790,000
  1,000,000 DGS International Finance Co. BV, 10.00%, 6/1/07*....       590,000
  1,000,000 Tjiwi Kimia Finance Mauritius, 10.00%, 8/1/04........       720,000
                                                                    -----------
                                                                      2,100,000
                                                                    -----------
 Israel (2.3%):
  1,000,000 Barak I.T.C., 0.00%, 11/15/07 (b)....................       540,000
                                                                    -----------
 Philippines (2.0%):
    500,000 Bayan Telecommunications, Senior Notes, 13.5%,
             7/15/06.............................................       465,000
                                                                    -----------
                                                                      3,105,000
                                                                    -----------
 Caribbean (3.9%):
 Dominican Republic (3.9%):
  1,000,000 Tricom SA, 11.38%, 9/1/04............................       925,000
                                                                    -----------
 Eastern Europe (9.7%):
 Poland (3.6%):
  1,000,000 Netia Holdings BV, 10.25%, 11/1/07...................       845,000
                                                                    -----------
 Russia (1.6%):
  2,498,794 Russia-Ian, Floating Rate Note, currently 5.97%,
             12/15/15*...........................................       374,819
                                                                    -----------
 Turkey (4.5%):
  1,000,000 Cellco Finance NV, 15.00%, 8/1/05*...................     1,050,000
                                                                    -----------
                                                                      2,269,819
                                                                    -----------
 Latin America (51.4%):
 Argentina (22.1%):
  1,000,000 Acindar Ind., 11.25%, 2/15/04........................       760,000
  1,000,000 Autopistas Del Sol SA, 10.25%, 8/1/09*...............       750,000
    500,000 Cablevision SA, 13.75%, 5/1/09.......................       487,500
  1,000,000 Cia International Telecom Cointel, 10.38%, 8/1/04....       795,000
  1,000,000 CTI Holdings SA, 0.00%, 4/15/08 (c)..................       550,000

 Shares or
 Principal                         Security                           Market
   Amount                        Description                           Value
 ---------- -----------------------------------------------------   -----------

 Corporate Bonds, continued:
 Latin America, continued
 Argentina, continued
 $1,000,000 Mastellone Hermanos SA, 11.75%, 4/1/08...............   $   830,000
  1,000,000 Supercanal Holdings, 11.50%, 5/15/05*................       520,000
    500,000 Supermercados Norte, 10.88%, 2/9/04*.................       485,000
                                                                    -----------
                                                                      5,177,500
                                                                    -----------
 Brazil (11.9%):
  1,000,000 Comtel Brasileira Ltd., 10.75%, 9/26/04*.............       950,000
  1,000,000 Espirito Santo Centrais Electrias, 10.00%, 7/15/07...       792,500
  1,000,000 MRS Logistica SA, 10.63%, 8/15/05*...................       760,000
  1,000,000 Paging Network Do Brazil SA, 13.50%, 6/6/05..........       280,000
                                                                    -----------
                                                                      2,782,500
                                                                    -----------
 Mexico (13.7%):
    500,000 Alestra SA de R.L., de C.V., 12.63%, 5/15/09*........       500,000
  1,000,000 Consorcio Grupo Dina, 8.00%, 8/8/04, Convertible
             Bond................................................       502,500
    500,000 Gruma, SA de C.V., 7.63%, 10/15/07...................       441,875
    500,000 Grupo Industrial Durango, 12.63%, 8/1/03.............       495,000
  1,000,000 Innova S de R.L., 12.88%, 4/1/07.....................       865,000
    500,000 TV Azteca SA, 10.50%, 2/15/07........................       410,000
                                                                    -----------
                                                                      3,214,375
                                                                    -----------
 Venezuela (3.7%):
  1,000,000 Cantv Finance Ltd., 9.25%, 2/1/04....................       863,750
                                                                    -----------
                                                                     12,038,125
                                                                    -----------
 Western Europe (16.9%):
 Spain (4.3%):
    500,000 Jazztel PLC, Senior Notes, 14.00%, 4/1/09............       505,000
    500,000 Ono Finance Plc, 13.00%, 5/1/09......................       500,000
                                                                    -----------
                                                                      1,005,000
                                                                    -----------

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT EMERGING MARKETS BOND FUND

                 Schedule of Portfolio Investments, Continued
                               November 30, 1999
                                  (Unaudited)

 Shares or
 Principal                         Security                            Market
   Amount                         Description                           Value
 ---------- ------------------------------------------------------   -----------

 Corporate Bonds, continued:
 Greece (3.8%):
 $1,000,000 Fage Dairy Industries SA, 9.00%, 2/1/07...............   $   890,000
                                                                     -----------
 Luxembourg (2.1%):
    500,000 PTC International Finance II SA, 11.25%,12/1/09.......       496,250
                                                                     -----------
 Netherlands (6.7%):
    500,000 United Pan-Europe Comm, 11.25%, 11/01/09..............       520,000
    500,000 Versatel Telecom, 11.875%, 7/15/09....................       502,500
    500,000 Versatel Telecom BV, 13.25%, 5/15/08..................       526,250
                                                                     -----------
                                                                       1,548,750
                                                                     -----------
                                                                       3,940,000
                                                                     -----------
  Total Corporate Bonds............................................   22,277,944
                                                                     -----------

 Shares or
 Principal                         Security                            Market
   Amount                         Description                           Value
 ---------- ------------------------------------------------------   -----------

 Rights/Warrants (0.1%):
 Western Europe (0.1%):
 Spain (0.1%):
 $      500 Ono Finance Plc.......................................   $    30,000
                                                                     -----------
  Total Rights/Warrants............................................       30,000
                                                                     -----------
 Investment Companies (1.9%):
 North America (1.9%):
 United States (1.9%):
    449,165 Fifth Third Commercial Paper Fund.....................       449,165
                                                                     -----------
  Total Investment Companies.......................................      449,165
                                                                     -----------
  Total Investments
   (Cost $27,526,733)(a)--97.1%....................................   22,757,109
                                                                     -----------
  Other assets in excess of liabilities--2.9%......................      691,605
                                                                     -----------
  Total Net Assets--100.0%.........................................  $23,448,714
                                                                     ===========

--------
Percentages indicated are based on net assets of $23,448,714.
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) as follows:

    Unrealized appreciation......... $   250,894
    Unrealized depreciation.........  (5,020,518)
                                     -----------
    Net unrealized depreciation..... $(4,769,624)
                                     ===========

(b) Interest rate increases to 12.50% on November 15, 2002.

(c) Interest rate increases to 11.50% on April 15, 2003.

 * Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1999, the market value of Rule 144A securities amounted to $5,979,819 or 25% of net assets.

                      See notes to financial statements.

SUMMIT INVESTMENT TRUST

                         Notes to Financial Statements
                               November 30, 1999
                                  (Unaudited)


1. Organization:

   Summit Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated March 8, 1994, as amended. The Trust is comprised of two managed investment portfolios, the Summit High Yield Fund (the "High Yield Fund") and the Summit Emerging Markets Bond Fund (the "Emerging Markets Fund") collectively, (the "Funds") or individually, (the "Fund"). On July 31, 1997, the Institutional Service Shares of the Summit High Yield Fund ceased operations and all outstanding shares were converted to High Yield Shares. Effective October 8, 1998, the Funds added Class B Shares, which impose a back end sales charge (load) if an investor sells the shares before the sixth year after their purchase.

   The High Yield Fund's investment objective is high current income with cap ital appreciation as a secondary goal. The Fund invests primarily in lower-quality, intermediate term corporate bonds.

   The Emerging Market Fund's investment objective is to provide high income and capital appreciation. The Fund invests primarily in government and corporate debt securities of emerging market nations.

   The Funds are authorized to issue an unlimited number of shares, which are units of beneficial interest without par value.

2. Significant Accounting Policies:

   The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

   Securities Valuation:

   Securities which are traded on stock exchanges are valued at the last sales price as of the close of the New York Stock Exchange (the "Exchange"), or lacking any sales, at the closing bid price. Securities traded in the "over-the-counter" market are valued at the last bid price quoted by brokers that make markets in the securities at the close of trading on the Exchange. Fixed income securities are generally traded in the over-the- counter market. Securities and assets for which market quotations are not readily available or not obtained from a pricing service are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. As approved by the Board of Trustees, the Fund uses a pricing service or services in determining the net asset value of shares of the Funds. Fixed income securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which the Trustees have determined reflects fair value.

                                   Continued

SUMMIT INVESTMENT TRUST

                               November 30, 1999
                                  (Unaudited)

 Foreign Currency Translation:

 The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Emerging Markets Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the date of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchanges on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

 Foreign Currency Contracts:

 A forward foreign currency exchange contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuations in value during the period the forward was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

 Forwards may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the original contracts and the amount realized upon the closing of such contracts is included in net realized gains/losses from investment and foreign currency transactions. No forwards were held as of November 30, 1999.

 Securities Transactions and Related Income:

 Securities transactions are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost.

 Dividends to Shareholders:

 Dividends from net investment income are declared and paid monthly. Net realized capital gains, if any, are declared and paid at least annually.

 Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are primarily due to differing treatments for market discount and foreign currency transactions.

                                   Continued

SUMMIT INVESTMENT TRUST

                               November 30, 1999
                                  (Unaudited)


   Federal Income Taxes:

   It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

   Other:

   Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to both Funds are allocated among each Fund based upon relative net assets or another appropriate method.

3. Purchases and Sales of Portfolio Securities:

   Purchases and sales of securities (excluding short-term securities) for the six months ended November 30, 1999 are as follows:

                                                          Purchases     Sales
                                                         ----------- -----------
 High Yield Fund........................................ $19,388,075 $27,146,432
 Emerging Markets Fund.................................. $ 2,988,485 $ 1,650,215

4. Related Party Transactions:

   First Summit Capital Management ("FSCM" or the "Adviser"), a joint venture having its principal offices at 1876 Waycross Road, Cincinnati, Ohio 45202, is the investment adviser to the Funds. FSCM was organized principally for purposes of sponsoring and managing the Trust pursuant to a joint venture agreement (the "Joint Venture Agreement") between Summit Investment Partners, LLC ("SIP"), originally Carillon Advisers, Inc.) and Freeman Holding Company, Inc. ("Freeman"), a Delaware Corporation. SIP serves as the general manager of the Adviser and is responsible for maintaining its books of account and other financial records and for preparing its quarterly financial statements. SIP is a division of Union Central Life, and Ohio mutual fund insurance company, which owns approximately 62% of the High Yield Fund and 98% of the Emerging Markets Fund as of November 30, 1999. Freeman is the parent corporation of Freeman Securities Company, Inc., a New Jersey corporation which is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

   Under the terms of the Investment Advisory Agreement between the Trust and FSCM (the "Advisory Agreement"), FSCM is entitled to receive fees based on a percentage of the average daily net assets of the Funds. For the High Yield Fund, effective July 1, 1995, the investment advisory fee is based on the total return investment performance of the High Yield Fund for the prior twelve-month period relative to the percentage change in the Salomon Brothers High Yield Market Index for the same period. The advisory fee is paid monthly at an annual rate which varies between 0.35% and 1.15% of the High Yield Fund's average daily net assets. For the Emerging Markets Fund, the advisory fee is paid monthly at an annual rate of 0.75% of the

                                   Continued

SUMMIT INVESTMENT TRUST

                               November 30, 1999
                                  (Unaudited)

 Fund's average daily net assets. The Adviser has contractually agreed to waive a portion of its advisory fee so as to limit the total annual expenses of the A shares and B shares of the High Yield Fund to 1.60% and 2.35%, respectively, and the Emerging Markets to 2.00% and 2.75%, respectively. For the six months ended November 30, 1999, FSCM voluntarily waived $6,146 in advisory fees for the High Yield Fund and $0 for the Emerging Markets Fund.

 Summit Investment Partners, LLC, with offices at 312 Elm Street, Suite 2525, Cincinnati, Ohio 45202, serves as investment sub-adviser (the "Sub-Adviser") to the Funds pursuant to an Investment Sub-Advisory Agreement with the Adviser dated September 18, 1996 (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, Summit Investment Partners, LLC provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible pursuant to the Advisory Agreement relating to the Funds. Under the Sub-Advisory Agreement, the Sub-Adviser receives from the Adviser an annual fee in the amount of $125,000 and $125,000 per year from the High Yield Fund and Emerging Markets Fund, respectively. If the Sub-Adviser renders services to the Adviser under the Sub-Advisory Agreement for a period of less than twelve months, the Sub-Adviser is entitled to a pro-rata portion of such fee, or such other fees as shall be agreed to by the Adviser and the Sub-Adviser, not to exceed the equivalent of the pro-rata portion of such fee. In the event that the amount payable as the Sub-Adviser's fees exceeds the amount of advisory fees paid to the Adviser pursuant to the Advisory Agreement, the difference will be shared equally by the Adviser's general partners, Freeman and SIP, or paid by FSCM.

 BISYS Fund Services Ohio, Inc. (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator, manager, and distributor to the Trust.

 Certain officers of the Trust are affiliated with BISYS or with FSCM. Such officers are not paid any fees directly by the Funds or the Trust for serving as officers of the Trust.

 The Trust's Administrator assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee under the terms of the Management and Administration Agreement between the Trust and the Administrator. The fee is computed daily and paid monthly as a percentage of the average daily net assets of the Funds at an annual rate of 0.20%. For the six months ended November 30, 1999, the Administrator voluntarily waived $10,778 and $5,660 of administration fees for the High Yield Fund and Emerging Markets Fund, respectively.

 The Trust has adopted a Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under which BISYS Fund Services, Limited Partnership, an [indirect] wholly-owned subsidiary of BISYS (the "Distributor"), receives fees for providing distribution and shareholder services under the Distribution Agreement between the Trust and the Distributor. Under the Plan, Class A shares are subject to an annual distribution and shareholder servicing fee of up to 0.25% of the average daily net assets of the Class A shares of each Fund. Class B shares are subject to an annual distribution fee of up to 1.00% of the average daily net assets of the Class B shares of each Fund. The Distributor may use up to 0.25% of the fees for shareholder servicing and up to 0.75% for distribution activities. For the six months ended November 30, 1999, the Distributor has received under the Plan fees of $50,498 and $28,304 for the High Yield Fund and the Emerging Markets Fund, respectively. These fees may be used by the Distributor to pay financial

                                   Continued

SUMMIT INVESTMENT TRUST

                               November 30, 1999
                                  (Unaudited)

 institutions, including the SIP broker/dealers and other institutions, or to reimburse the Distributor or its affiliates for distribution or shareholder service assistance. In addition, the Distributor has the right, as principal underwriter, to purchase Fund shares at their net asset value and to sell such shares to the public, or to dealers who have entered into selected dealer agreements with the Distributor, in both cases against orders for such shares. The Distributor may sell such shares at the public offering price, which for the Class A Shares is net asset value plus a maximum sales charge of 4.50% or, in the case of sales to dealers, at this public offering price less a concession determined by the Distributor which may not exceed the amount of the sales charge or the underwriting discount. For the six months ended November 30, 1999, the Distributor received $4,384 and $0 from commissions earned on sales of the Class A Shares of the High Yield Fund and Emerging Markets Fund, respectively, of which $556 was re-allowed to BISYS and Carillon Investments (affiliated broker/dealers).

 The Administrator also serves as the Trust's transfer agent and is entitled to receive fees based upon a contractually specified amount per shareholder with specified minimum per portfolio amounts and surcharges. In addition, the transfer agent is reimbursed for certain out-of-pocket expenses incurred in providing transfer agency services. The Administrator also serves the Trust as fund accountant.


                                   Continued

SUMMIT INVESTMENT TRUST

                               November 30, 1999
                                  (Unaudited)

5. Shares of Beneficial Interest:

   The following is a summary of transactions in Fund shares:

                                  High Yield Fund              Emerging Markets Bond Fund
                           ------------------------------    ------------------------------
                                For the        For the            For the        For the
                           Six Months Ended   Year Ended     Six Months Ended   Year Ended
                           November 30, 1999 May 31, 1999    November 30, 1999 May 31, 1999
                           ----------------- ------------    ----------------- ------------
  CAPITAL TRANSACTIONS:
  A Shares:
   Proceeds from shares
   issued.................    $   746,674    $ 28,992,269        $ 848,098      $  863,623
   Dividends reinvested...      1,435,296       6,750,909          740,920       2,917,768
   Cost of shares
   redeemed...............     (8,321,468)    (32,179,576)        (885,060)       (698,624)
                              -----------    ------------        ---------      ----------
     Change in net assets
      from A Shares
      transactions........     (6,139,498)   $  3,563,602        $ 703,958      $3,082,767
                              ===========    ============        =========      ==========
  B Shares:
   Proceeds from shares
   issued.................    $    11,009         375,304(a)            --           1,000(a)
   Dividends reinvested...          2,456           3,302               67             117
                              -----------    ------------        ---------      ----------
     Change in net assets
      from B Shares
      transactions........    $    13,465         378,606        $      67           1,117
                              ===========    ============        =========      ==========
  SHARE TRANSACTIONS:
  A Shares:
   Proceeds from shares
   issued.................         88,224       3,020,270          116,945         121,988
   Dividends reinvested...        169,510         727,633          102,800         405,991
   Cost of shares
   redeemed...............       (997,699)     (3,426,791)        (121,116)        (97,113)
                              -----------    ------------        ---------      ----------
     Change in A Shares...       (739,965)        321,112           98,629         430,866
                              ===========    ============        =========      ==========
  B Shares:
   Proceeds from shares
   issued.................          1,256          42,053(a)            --             167(a)
   Dividends reinvested...            294             371                9              17
   Cost of shares
   redeemed...............             --              --               --              --
                              -----------    ------------        ---------      ----------
     Change in B Shares...          1,550          42,424                9             184
                              ===========    ============        =========      ==========

(a)  Period from commencement of operations (October 8, 1998).

SUMMIT HIGH YIELD FUND

                              Financial Highlights

         For a unit of beneficial interest outstanding for each period

                              For the        For the      For the      For the      For the
                         Six Months Ended   Year Ended   Year Ended   Year Ended   Year Ended
                         November 30, 1999 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996
                         ----------------- ------------ ------------ ------------ ------------
A Shares
Net Asset Value,
Beginning of Period.....      $  8.79        $ 10.99      $ 11.32      $ 11.05      $ 10.11
                              -------        -------      -------      -------      -------
INVESTMENT ACTIVITIES:
  Net investment income.         0.42           0.95         1.01         0.99         1.01
  Net realized and
   unrealized gains
   (losses) on
   investments..........        (0.62)         (1.89)        0.70         0.90         0.95
                              -------        -------      -------      -------      -------
    Total from
     Investment
     Activities.........        (0.20)         (0.94)        1.71         1.89         1.96
                              -------        -------      -------      -------      -------
DISTRIBUTIONS:
  Net investment income.        (0.42)         (0.97)       (1.01)       (0.99)       (1.01)
  In excess of net
  investment income.....           --             --           --        (0.13)          --
  Net realized gains....           --          (0.29)       (1.03)       (0.50)       (0.01)
                              -------        -------      -------      -------      -------
    Total Distributions.        (0.42)         (1.26)       (2.04)       (1.62)       (1.02)
                              -------        -------      -------      -------      -------
Net Asset Value, End of
Period..................      $  8.17        $  8.79      $ 10.99      $ 11.32      $ 11.05
                              =======        =======      =======      =======      =======
Total Return (excludes
sales charges)..........        (1.55)%(a)     (8.45)%      16.17%       18.15%       20.34%
Ratios to Average Net
 Assets/Supplemental
 Data:
  Net Assets at end of
  period (000)..........      $37,915        $47,325      $55,643      $34,707      $28,628
  Expenses before
  waivers...............         1.68%(b)       1.71%        2.03%        2.32%        2.24%
  Net investment income
   before waivers.......         9.80%(b)       9.86%        8.38%        8.01%        8.78%
  Expenses net of
  waivers...............         1.60%(b)       1.60%        1.60%        1.60%        1.60%
  Net investment income
   net of waivers.......         9.88%(b)       9.97%        8.81%        8.73%        9.42%
  Portfolio turnover
  (c)...................        46.43%        176.06%      518.74%      271.68%      187.61%

--------
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of the shares issued.

                       See notes to financial statements.

SUMMIT HIGH YIELD FUND

                              Financial Highlights

         For a unit of beneficial interest outstanding for each period

                                                   For the          For the
                                              Six Months Ended   Period Ended
                                              November 30, 1999 May 31, 1999(a)
                                              ----------------- ---------------
B Shares
Net Asset Value, Beginning of Period.........      $ 8.78           $ 9.10
                                                   ------           ------
INVESTMENT ACTIVITIES:
  Net investment income......................        0.38             0.53
  Net realized and unrealized gains (losses)
  on investments.............................       (0.62)            0.02
                                                   ------           ------
    Total from Investment Activities.........       (0.24)            0.55
                                                   ------           ------
DISTRIBUTIONS:
  Net investment income......................       (0.39)           (0.58)
  In excess of net investment income.........          --               --
  Net realized gains.........................          --            (0.29)
                                                   ------           ------
    Total Distributions......................       (0.39)           (0.87)
                                                   ------           ------
Net Asset Value, End of Period...............      $ 8.15           $ 8.78
                                                   ======           ======
Total Return (excludes sales charges)........       (2.32)%(b)        6.20%(b)
Ratios to Average Net Assets/Supplemental
Data:
  Net Assets at end of period (000)..........      $  359           $  372
  Expenses before waivers....................        2.33%(c)         2.31%(c)
  Net investment income before waivers.......        8.98%(c)         9.02%(c)
  Expenses net of waivers....................        2.32%(c)         2.22%(c)
  Net investment income net of waivers.......        8.99%(c)         9.11%(c)
  Portfolio turnover (d).....................       46.43%          176.06%

--------
(a)  Period from commencement of operations (October 8, 1998).
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of the shares issued.


                       See notes to financial statements.

SUMMIT EMERGING MARKETS BOND FUND

                              Financial Highlights

         For a unit of beneficial interest outstanding for each period

                                            A Shares                                B Shares
                         ---------------------------------------------- ---------------------------------
                              For the        For the        For the          For the          For the
                         Six Months Ended   Year Ended   Period Ended   Six Months Ended   Period Ended
                         November 30, 1999 May 31, 1999 May 31, 1998(a) November 30, 1999 May 31, 1999(b)
                         ----------------- ------------ --------------- ----------------- ---------------
Net Asset Value,
 Beginning of Period....      $  7.28        $  9.87        $ 10.00          $ 7.28           $ 5.94
                              -------        -------        -------          ------           ------
INVESTMENT ACTIVITIES:
 Net investment income..         0.36           0.99           0.35            0.35             0.62
 Net realized and
  unrealized gains
  (losses) on
  investments...........         0.18          (2.54)         (0.15)           0.15             1.39
                              -------        -------        -------          ------           ------
  Total from Investment
   Activities...........         0.54          (1.55)          0.20            0.50             2.01
                              -------        -------        -------          ------           ------
DISTRIBUTIONS:
 Net investment income..        (0.38)         (1.00)         (0.33)          (0.35)           (0.63)
 Net realized gains.....           --          (0.04)            --              --            (0.04)
                              -------        -------        -------          ------           ------
  Total Distributions...        (0.38)         (1.04)         (0.33)          (0.35)           (0.67)
                              -------        -------        -------          ------           ------
Net Asset Value,
 End of Period..........      $  7.44        $  7.28        $  9.87          $ 7.43           $ 7.28
                              =======        =======        =======          ======           ======
Total Return (excludes
 sales charges).........        16.93%        (14.86)%         2.01%(c)       15.92%           35.12%(c)
Ratios to Average Net
 Assets/ Supplemental
 Data:
 Net Assets at end of
  period (000)..........      $23,447        $22,237        $25,879          $    1           $    1
 Expenses before
  waivers...............         2.05%          2.18%          2.20%(d)        2.80%            2.94%(d)
 Net investment income
  before waivers........         9.85%         13.13%          8.47%(d)        9.04%           13.26%(d)
 Expenses net of
  waivers...............         2.00%          2.00%          2.00%(d)        2.75%            2.75%(d)
 Net investment income
  net of waivers........         9.89%         13.31%          8.67%(d)        9.04%           13.43%(d)
 Portfolio turnover (e).         7.92%         37.83%         85.69%           7.92%           37.83%

--------
(a)  Period from commencement of operations (December 31, 1997).
(b)  Period from commencement of operations (October 8, 1998).
(c)  Not annualized.
(d)  Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of the shares issued.

                       See notes to financial statements.

                      -----------------------------------


                             Trustees and Officers

                  Steven R. Sutermeister, Chairman and Trustee
                     James F. Smith, President and Trustee
                         Theodore H. Emmerich, Trustee
                           T. Ashley Cooper, Trustee
                            Bruce H. Olson, Trustee
                            John Quillin, Secretary
                            Nimish Bhatt, Treasurer

                                  -----------

                               Investment Adviser
                        First Summit Capital Management
                               1876 Waycross Road
                              Cincinnati, OH 45240

                             Investment Sub-Adviser
                        Summit Investment Partners, LLC
                            312 Elm St., Suite 2525
                              Cincinnati, OH 45202

                         Administrator and Distributor
                              BISYS Fund Services
                               3435 Stelzer Road
                            Columbus, OH 43219-3035

                                 Legal Counsel
                     Stradley, Ronon, Stevens & Young, LLP
                              2600 Commerce Square
                          Philadelphia, PA 19103-7098

                                    Auditors
                           PricewaterhouseCoopers LLP
                             100 East Broad Street
                               Columbus, OH 43215


01/00

                      -----------------------------------
                      -----------------------------------


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                                     SUMMIT
                                   INVESTMENT
                                     TRUST


                             Summit High Yield Fund
                       Summit Emerging Markets Bond Fund

                                   Managed by
                        First Summit Capital Management

                                 Sub-Advised by
                        Summit Investment Partners, LLC

                               SEMI-ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                               NOVEMBER 30, 1999


                      -----------------------------------